Equity - Total Number of Shares Authorized and Issued (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Total number of authorized shares
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430